DIVESTITURES - Schedule of Discontinued Operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
(Loss) income from discontinued operations, net of tax	$ (40)	$ (71)	$ 4,856
Net (loss) income from discontinued operations attributable to noncontrolling interests	$ 0	$ 0	(4)
Discontinued Operation, Gain (Loss) on Disposal, Statement of Income or Comprehensive Income [Extensible Enumeration]	(Loss) income from discontinued operations, net of tax	(Loss) income from discontinued operations, net of tax
Mobility And Materials Businesses
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Provision for income taxes on discontinued operations		$ 21	127
Discontinued Operations, Disposed of by Sale | Mobility And Materials Businesses
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net sales		460	3,532
Cost of sales		295	2,712
Research and development expenses		3	46
Selling, general and administrative expenses		2	127
Amortization of intangibles		0	28
Acquisition, integration and separation costs		195	555
Equity in earnings of nonconsolidated affiliates		0	(9)
Sundry income (expense) - net		9	4
(Loss) income from discontinued operations before income taxes		(26)	59
Provision for income taxes on discontinued operations		31	128
(Loss) income from discontinued operations, net of tax		(57)	(69)
Net (loss) income from discontinued operations attributable to noncontrolling interests		0	(4)
Gain on sale, net of tax		480	5,024
Income from discontinued operations attributable to DuPont stockholders, net of tax		$ 423	$ 4,959